Annual Total Returns - FidelitySeriesGlobalexUSIndexFund-PRO - FidelitySeriesGlobalexUSIndexFund-PRO - Fidelity Series Global ex U.S. Index Fund - Fidelity Series Global ex U.S. Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	14.22%
Annual Return 2014	(4.38%)
Annual Return 2015	(5.75%)
Annual Return 2016	4.64%
Annual Return 2017	27.47%
Annual Return 2018	(13.95%)
Annual Return 2019	21.39%
Annual Return 2020	10.76%
Annual Return 2021	7.77%
Annual Return 2022	(15.75%)